Related Party Transactions	12 Months Ended
Aug. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Party Transactions
29.	RELATED PARTY TRANSACTIONS
Controlling shareholder
Voting control of the Company is held by Shaw Family Living Trust (SFLT) and its subsidiaries. As at August 31, 2021, SFLT and its subsidiaries held, directly or indirectly, or exercised control or direction over

17,662,400

Class A Shares, representing approximately
79
% of the issued and outstanding Class A Shares, for the benefit of the descendants of the late JR Shaw and Carol Shaw. The sole trustee of SFLT is a private company controlled by a board consisting of seven directors, including as at August 31, 2021, Bradley S. Shaw, four other members of his family, and two independent directors.
The Class A Shares are the only shares entitled to vote in all circumstances. Accordingly, SFLT and its subsidiaries are able to elect a majority of the Board of Directors of the Company and to control the vote on matters submitted to a vote of the Company’s Class A Shares.
Significant investments in subsidiaries
The following are the significant subsidiaries of the Company, all of which are incorporated or partnerships in Canada.

	Ownership Interest
	August 31, 2021	August 31, 2020

Shaw Cablesystems Limited	100%	100%

Shaw Cablesystems G.P.	100%	100%

Shaw Envision Inc.	100%	100%

Shaw Telecom Inc.	100%	100%

Shaw Telecom G.P.	100%	100%

Shaw Satellite Services Inc.	100%	100%

Star Choice Television Network Incorporated	100%	100%

Shaw Satellite G.P.	100%	100%

Freedom Mobile Inc.	100%	100%

Key management personnel and Board of Directors
Key management personnel consist of the most senior executive team and along with the Board of Directors, and have the authority and responsibility for planning, directing and controlling the activities of the Company.
Compensation
The compensation expense of key management personnel and Board of Directors is as follows:

	2021 $	2020 $

Short-term employee benefits	20	17

Post-employment pension benefits	7	3

Termination benefits	–	11

Share-based compensation	22	6

	49	37

Transactions
The Company paid $2 (2020 – $2) for collection, installation, and maintenance services to a company controlled by a Director of the Company.
During the year, the Company paid $4 (2020 – $10) for remote control units to a supplier where Directors of the Company hold positions on the supplier’s board of directors.
At August 31, 2021, the Company had $nil owing in respect of these transactions (
2
0
20
– $1).
During the year, network fees of $24 (2020 – $27) were paid to a programmer where a Director of the Company holds a position on the programmer’s board of directors.
At August 31, 2021, the Company had $4 owing in respect of these transactions (2020 – $4).
In fiscal 2019, the Company completed the sale of a
non-core
parcel of land and the building located thereon (the “Property”), to an affiliate of SFLT (the “Purchaser”). As part of the transaction, the Purchaser agreed to lease back the Property to the Company for a term of three years at market rental rates (which was also based on appraisals from the two independent valuators) allowing the Company to monetize a non-core
asset. The transaction was approved by the independent Board members of the Company. At August 31, 2021, the Company had a remaining lease liability of
$
nil (2020 - $1) in respect of this lease which is included in the amounts disclosed in Note 14.
Other related parties
The Company has entered into certain transactions and agreements in the normal course of business with certain of its related parties. These transactions are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.
Corus
The Company and Corus are subject to common voting control. During the year, network fees of $116 (2020 – $121), advertising fees of $5 (2020 – $6), and administrative fees of $1 (2020 – $1) were paid to various Corus subsidiaries and entities subject to significant influence. In addition, the Company provided administrative, advertising and other services for $1 (2020 – $1), uplink of television signals for $4 (2020 – $5), and Internet services and lease of circuits for $5 (2020 – $6). At August 31, 2021, the Company had a net of $20 owing in respect of these transactions (2020 – $21).
As part of a regulatory requirement where Shaw pays Corus in lieu of either providing the news coverage directly or contributing into a fund managed by the CRTC, Shaw paid $12 (2020 – $13) as part of the Local News Community Investment program.
The Company provided Corus with advertising spots in return for radio and television advertising. No monetary consideration was exchanged for these transactions and no amounts were recorded in the accounts.
Burrard Landing Lot 2 Holdings Partnership
During the year, the Company paid $10 (2020 – $11) to the Partnership for lease of office space in Shaw Tower. Shaw Tower, located in Vancouver, BC, is the Company’s headquarters for its lower mainland operations. At August 31, 2021, the Company had a remaining lease liability of $57
(2020 - $67) in
respect of the office space lease which is included in the amounts disclosed in Note 14.